RESTATEMENT OF PREVIOUSLY FILED FINANCIAL STATEMENTS (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common Stock, Shares, Outstanding	86,154,818	63,151,000
Common Class B [Member] | DHC Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common Stock, Shares, Outstanding	7,736,268	7,736,268
Previously Reported [Member] | Common Class B [Member] | DHC Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common Stock, Shares, Outstanding	150,000
Common Stock, Value, Outstanding	$ 7,256,667
Revision of Prior Period, Error Correction, Adjustment [Member] | Common Class B [Member] | DHC Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common Stock, Shares, Outstanding	1,462,500
Common Stock, Value, Outstanding	$ 744,274